Related party transactions - Summary Of Movement Of Allowance For Credit Losses On Amounts Due From Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Balance at beginning of the year	¥ 846,774	¥ 857,211	¥ 846,266
Charge-offs	(118)		(1,967)
Addition/(Reversal)	(178)	(260)	1,575
Disposal of SCHL Group		(12,451)
Foreign currency exchange differences	4,170	2,274	11,337
Balance at end of the year	¥ 850,648	¥ 846,774	¥ 857,211